Taxes - Change in deferred taxes (Details) - SEK (kr) kr in Millions		12 Months Ended			24 Months Ended
	Jan. 01, 2021	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2020
Change in deferred taxes
Opening balance		kr 531	kr 559		kr 276
Change through profit or loss		(245)	(27)	kr (156)
Change in other comprehensive income		(10)	(1)
Total		kr 276	kr 531	kr 559
The Swedish corporate tax rate, %	20.60%	22.00%	22.00%	22.00%	21.40%